Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS

On February 5, 2025, the Group entered into an underwriting agreement with BTIG, LLC as the representative of the underwriters named therein, to issue and sell 7,142,858 Class A ordinary shares for total expected gross proceeds of approximately $50 million before underwriting discounts and commissions and offering expenses. In addition, the Group granted the underwriters an option for a period of 30 days to purchase up to an additional 1,071,429 Class A ordinary shares at the public offering price less the underwriting discounts and commissions.

On February 7, 2025, the Group announced that its board of directors has authorized a share repurchase program to buy back up to $30 million of its outstanding Class A ordinary shares.

The Company has evaluated the impact of events that have occurred subsequent to December 31, 2024, through the issuance date, April 28, 2025, of the consolidated financial statements, and concluded that no other subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements.